Concentrations	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentrations

15.	Concentrations.

The mining royalty lands segment has a total of five tenants currently leasing mining locations and one lessee that accounted for 31% of the Company’s consolidated revenues during 2019 and $297,000 of accounts receivable at December 31, 2019.  The termination of these lessees’ underlying leases could have a material adverse effect on the Company. The Company places its cash and cash equivalents with Wells Fargo Bank and First Tennessee Bank.  At times, such amounts may exceed FDIC limits.